Real Estate Investments, Net (Properties Sold and Assets Held-for-sale) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets held for sale	$ 10,788	$ 70,839
Assets held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Land	797	4,051
Buildings, fixtures and improvements	9,991	66,788
Assets held for sale	$ 10,788	$ 70,839